Subsequent Events (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Aug. 31, 2023 CAD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)	Aug. 24, 2023 USD ($)
Subsequent Events
Number of common shares issued upon exercise of options | shares		5,950,000
Proceeds from exercise of options		$ 5,407	$ 4,412
Purchase of land
Subsequent Events
Amount paid for purchase of asset				$ 692
Issuance of common shares
Subsequent Events
Number of common shares issued upon exercise of options | shares	100,000
Proceeds from exercise of options	$ 140